ADOPTION IMPACT OF NEW REVENUE STANDARD	12 Months Ended
Dec. 31, 2017
Revenue from Contract with Customer [Abstract]
ADOPTION IMPACT OF NEW REVENUE STANDARD
ADOPTION IMPACT OF NEW REVENUE STANDARD
As discussed in Footnote 1 “Summary of Significant Accounting Policies,” the FASB issued ASU 2014-09 in 2014, which, as amended, created ASC 606. The core principle of ASC 606 is that an entity shall recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The standard also contains significant new disclosure requirements regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. We adopted ASC 606 effective January 1, 2018, on a retrospective basis and have restated our previously reported historical results within these Financial Statements as shown in the tables below. The cumulative impact of the adoption of the new Revenue Standard on our opening retained earnings as of January 3, 2015, the first day of our 2015 fiscal year, was $2 million.
Upon adoption of the new Revenue Standard, recognition of revenue from the sale of vacation ownership products that is deemed collectible is now deferred from the point in time at which the statutory rescission period expires to closing, when control of the vacation ownership product is transferred to the customer. In addition, we aligned our assessment of collectibility of the transaction price for sales of vacation ownership products with our credit granting policies. We elected the practical expedient to expense all marketing and sales costs as they are incurred. Our consolidated cost reimbursements revenues and cost reimbursements expenses increased significantly, as all costs reimbursed to us by property owners’ associations are now reported on a gross basis upon adoption of the new Revenue Standard. In conjunction with the adoption of the new Revenue Standard we reclassified certain revenues and expenses.
As part of the adoption of the new Revenue Standard, we elected the following practical expedients and accounting policies:

•	We expense all marketing and sales costs that we incur to sell vacation ownership products when incurred.

•
In determining the transaction price for contracts from customers, we exclude all taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue-product transaction and collected by the entity from a customer (e.g., sales tax).

•
We do not disclose the amount of the transaction price allocated to the remaining performance obligations as of December 31, 2017 or provide an explanation of when we expect to recognize that amount as revenue.

The following tables present the impact of the adoption of the new Revenue Standard on our previously reported historical results for the periods presented:
2017 Income Statement Impact

	2017
($ in millions, except per share amounts)	As Reported	Adjustments	As Adjusted
REVENUES
Sale of vacation ownership products	$728	$29	$757
Resort management and other services	306	(27)	279
Financing	135	—	135
Rental	323	(61)	262
Cost reimbursements	460	290	750
TOTAL REVENUES	1,952	231	2,183
EXPENSES
Cost of vacation ownership products	178	16	194
Marketing and sales	409	(14)	395
Resort management and other services	172	(17)	155
Financing	18	—	18
Rental	281	(58)	223
General and administrative	110	—	110
Litigation settlement	4	—	4
Consumer financing interest	25	—	25
Royalty fee	63	—	63
Cost reimbursements	460	290	750
TOTAL EXPENSES	1,720	217	1,937
Gains and other income, net	6	—	6
Interest expense	(10)	—	(10)
Other	(2)	—	(2)
INCOME BEFORE INCOME TAXES	226	14	240
Benefit (provision) for income taxes	1	(6)	(5)
NET INCOME	$227	$8	$235

Basic earnings per share	$8.38	$0.32	$8.70
Diluted earnings per share	$8.18	$0.31	$8.49

2016 Income Statement Impact

	2016
($ in millions, except per share amounts)	As Reported	Adjustments	As Adjusted
REVENUES
Sale of vacation ownership products	$638	$(15)	$623
Resort management and other services	300	(22)	278
Financing	126	1	127
Rental	312	(60)	252
Cost reimbursements	432	288	720
TOTAL REVENUES	1,808	192	2,000
EXPENSES
Cost of vacation ownership products	155	8	163
Marketing and sales	353	(13)	340
Resort management and other services	174	(17)	157
Financing	19	—	19
Rental	261	(49)	212
General and administrative	105	—	105
Litigation settlement	(1)	—	(1)
Consumer financing interest	24	—	24
Royalty fee	61	—	61
Cost reimbursements	432	288	720
TOTAL EXPENSES	1,583	217	1,800
Gains and other income, net	11	—	11
Interest expense	(9)	—	(9)
Other	(4)	—	(4)
INCOME BEFORE INCOME TAXES	223	(25)	198
Provision for income taxes	(86)	10	(76)
NET INCOME	$137	$(15)	$122

Basic earnings per share	$4.93	$(0.56)	$4.37
Diluted earnings per share	$4.83	$(0.54)	$4.29

2015 Income Statement Impact

	2015
($ in millions, except per share amounts)	As Reported	Adjustments	As Adjusted
REVENUES
Sale of vacation ownership products	$675	$18	$693
Resort management and other services	293	(24)	269
Financing	124	1	125
Rental	313	(53)	260
Cost reimbursements	406	314	720
TOTAL REVENUES	1,811	256	2,067
EXPENSES
Cost of vacation ownership products	204	14	218
Marketing and sales	330	(13)	317
Resort management and other services	180	(17)	163
Financing	21	—	21
Rental	260	(49)	211
General and administrative	106	—	106
Organizational and separation related	1	—	1
Consumer financing interest	25	—	25
Royalty fee	59	—	59
Impairment	1	—	1
Cost reimbursements	406	314	720
TOTAL EXPENSES	1,593	249	1,842
Gains and other income, net	10	—	10
Interest expense	(13)	—	(13)
Other	(8)	—	(8)
INCOME BEFORE INCOME TAXES	207	7	214
Provision for income taxes	(84)	(3)	(87)
NET INCOME	$123	$4	$127

Basic earnings per share	$3.90	$0.14	$4.04
Diluted earnings per share	$3.82	$0.13	$3.95

2017 Balance Sheet Impact

	As of December 31, 2017
($ in millions)	As Reported	Adjustments	As Adjusted
ASSETS
Cash and cash equivalents	$409	$—	$409
Restricted cash	82	—	82
Accounts receivable, net	154	(62)	92
Vacation ownership notes receivable, net	1,120	(5)	1,115
Inventory	716	12	728
Property and equipment	253	—	253
Other	172	(6)	166
TOTAL ASSETS	$2,906	$(61)	$2,845
LIABILITIES AND EQUITY
Accounts payable	$145	$—	$145
Advance deposits	63	21	84
Accrued liabilities	168	(48)	120
Deferred revenue	98	(29)	69
Payroll and benefits liability	112	—	112
Deferred compensation liability	75	—	75
Debt, net	1,095	—	1,095
Other	14	—	14
Deferred taxes	91	(1)	90
TOTAL LIABILITIES	1,861	(57)	1,804

Preferred stock	—	—	—
Common stock	—	—	—
Treasury stock	(694)	—	(694)
Additional paid-in capital	1,189	—	1,189
Accumulated other comprehensive income	17	—	17
Retained earnings	533	(4)	529
TOTAL EQUITY	1,045	(4)	1,041
TOTAL LIABILITIES AND EQUITY	$2,906	$(61)	$2,845

2016 Balance Sheet Impact

	As of December 30, 2016
($ in millions)	As Reported	Adjustments	As Adjusted
ASSETS
Cash and cash equivalents	$147	$—	$147
Restricted cash	66	—	66
Accounts receivable, net	162	(77)	85
Vacation ownership notes receivable, net	972	(2)	970
Inventory	713	14	727
Property and equipment	203	—	203
Other	128	(6)	122
TOTAL ASSETS	$2,391	$(71)	$2,320
LIABILITIES AND EQUITY
Accounts payable	$124	$—	$124
Advance deposits	56	26	82
Accrued liabilities	147	(42)	105
Deferred revenue	95	(36)	59
Payroll and benefits liability	96	—	96
Deferred compensation liability	63	—	63
Debt, net	737	—	737
Other	16	—	16
Deferred taxes	149	(6)	143
TOTAL LIABILITIES	1,483	(58)	1,425

Preferred stock	—	—	—
Common stock	—	—	—
Treasury stock	(607)	—	(607)
Additional paid-in capital	1,163	—	1,163
Accumulated other comprehensive income	5	—	5
Retained earnings	347	(13)	334
TOTAL EQUITY	908	(13)	895
TOTAL LIABILITIES AND EQUITY	$2,391	$(71)	$2,320

2017 Cash Flow Impact - Operating Activities

	2017
($ in millions)	As Reported	Adjustments	As Adjusted
OPERATING ACTIVITIES
Net income	$227	$8	$235
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	21	—	21
Amortization of debt discount and issuance costs	10	—	10
Vacation ownership notes receivable reserve	50	2	52
Share-based compensation	16	—	16
Loss on disposal of property and equipment, net	2	—	2
Deferred income taxes	(66)	5	(61)
Net change in assets and liabilities:
Accounts receivable	5	(14)	(9)
Notes receivable originations	(467)	1	(466)
Notes receivable collections	270	—	270
Inventory	42	3	45
Purchase of vacation ownership units for future transfer to inventory	(34)	—	(34)
Other assets	(21)	—	(21)
Accounts payable, advance deposits and accrued liabilities	51	(12)	39
Deferred revenue	2	7	9
Payroll and benefit liabilities	16	—	16
Deferred compensation liability	12	—	12
Other, net	6	—	6
Net cash provided by operating activities	$142	$—	$142

2016 Cash Flow Impact - Operating Activities

	2016
($ in millions)	As Reported	Adjustments	As Adjusted
OPERATING ACTIVITIES
Net income	$137	$(15)	$122
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	21	—	21
Amortization of debt discount and issuance costs	6	—	6
Vacation ownership notes receivable reserve	48	(3)	45
Share-based compensation	14	—	14
Gain on disposal of property and equipment, net	(11)	—	(11)
Deferred income taxes	39	(9)	30
Net change in assets and liabilities:
Accounts receivable	(29)	29	—
Notes receivable originations	(357)	—	(357)
Notes receivable collections	254	—	254
Inventory	5	(6)	(1)
Other assets	11	1	12
Accounts payable, advance deposits and accrued liabilities	(19)	5	(14)
Deferred revenue	17	(2)	15
Payroll and benefit liabilities	(7)	—	(7)
Deferred compensation liability	12	—	12
Net cash provided by operating activities	$141	$—	$141
2015 Cash Flow Impact - Operating Activities

	2015
($ in millions)	As Reported	Adjustments	As Adjusted
OPERATING ACTIVITIES
Net income	$123	$4	$127
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	22	—	22
Amortization of debt discount and issuance costs	6	—	6
Vacation ownership notes receivable reserve	33	3	36
Share-based compensation	14	—	14
Gain on disposal of property and equipment, net	(10)	—	(10)
Deferred income taxes	28	3	31
Net change in assets and liabilities:
Accounts receivable	(25)	(1)	(26)
Notes receivable originations	(311)	—	(311)
Notes receivable collections	270	—	270
Inventory	73	—	73
Purchase of operating properties for future conversion to inventory	(62)	—	(62)
Other assets	(11)	—	(11)
Accounts payable, advance deposits and accrued liabilities	34	(8)	26
Liability for Marriott Rewards customer loyalty program	(89)	—	(89)
Deferred revenue	(5)	(1)	(6)
Payroll and benefit liabilities	11	—	11
Deferred compensation liability	9	—	9
Other liabilities	3	—	3
Other, net	6	—	6
Net cash provided by operating activities	$119	$—	$119